Managed Container Fleet (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment included in the consolidated balance sheet as of December 31, 2019 and 2018 consisted of the following:

	2019			2018
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$5,582,986	$(1,442,986)	$4,140,000	$5,456,237	$(1,322,221)	$4,134,016
Containers - managed fleet	16,332	(181)	16,151	—	—	—
Total containers	$5,599,318	$(1,443,167)	$4,156,151	$5,456,237	$(1,322,221)	$4,134,016

Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during 2019, 2018 and 2017 were as follows (also, see Note 6 “Transactions with Affiliates and Container Investors”):

	2019	2018	2017
Lease rental income - managed fleet	$101,901	$111,342	$104,566
Less: distribution expense to managed fleet container investors	(93,858)	(102,992)	(96,718)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(394)	—	—
Management fees from leasing	7,649	8,350	7,848
Management fees from non-leasing services	7,590	8,529	7,146
Total management fees	$15,239	$16,879	$14,994

Summary of Reconciliation of Accounts Receivable, Prepaid Expenses and Other Current Assets, Container Contracts Payable and Accounts Payable and Accrued Expenses	The following table provides a reconciliation of the accounts receivable, prepaid expenses and other current assets, container contracts payable and accounts payable and accrued expenses from the managed fleet to the total amount as of December 31, 2019 and 2018 in the consolidated balance sheets
	2019	2018
Accounts receivable - owned fleet	$96,158	$110,222
Accounts receivable - managed fleet	13,226	24,003
Total accounts receivable	$109,384	$134,225

Prepaid expenses and other current assets - owned fleet	$14,627	$22,669
Prepaid expenses and other current assets - managed fleet	189	470
Total prepaid expenses and other current assets	$14,816	$23,139

Accounts payable and accrued expenses - owned fleet	$21,451	$25,174
Accounts payable and accrued expenses - managed fleet	1,953	2,123
Total accounts payable and accrued expenses	$23,404	$27,297

Container contracts payable - owned fleet	$9,394	$42,710
Container contracts payable - managed fleet	—	—
Total container contracts payable	$9,394	$42,710